Accounts Receivable, Net (Details Textual) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 191,656	$ 141,614	$ 112,885
Accounts receivable due from Apple Inc.	$ 217,536	$ 234,048	$ 201,859